Cash Distributions (Details) (USD $)	3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2013	Dec. 31, 2012
Cash Distribution [Line Items]
Declaration date				Feb. 12, 2013
General Partner distribution (in dollars per unit)				$ 0.38
General partnership interest in Company (in hundredths)	1.00%	1.00%	1.00%	1.00%
Distribution date				Mar. 14, 2013
Date of record				Feb. 22, 2013
Cash Distribution [Member]
Cash Distribution [Line Items]
Declaration date			Oct. 24, 2013
General Partner distribution (in dollars per unit)			$ 0.46
Percentage of distribution (in hundredths)			1.00%
Distribution date			Nov. 21, 2013
Date of record			Nov. 04, 2013